Salaries and social charges (Tables)	12 Months Ended
Dec. 31, 2017
Salaries and social charges (Tables) [Abstract]
Salaries and social charges

15. Salaries and social charges

	December 31,
	2017	2016
Profit sharing	15,237	8,696
Salaries payable	2,758	1,682
Social charges	5,102	3,225
Payroll accruals	9,807	5,877
Other	1,365	789

	34,269	20,269